Other Equity - Summary of Financial Information Relating to Subsidiaries with Non-controlling Interests (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of significant subsidiaries [Line Items]
Dividends paid to non-controlling interests	$ 1,582	$ 575	$ 62
Discontinued Operations - Onshore US Cash Generating Units [Member]
Disclosure of significant subsidiaries [Line Items]
Dividends paid to non-controlling interests	$ 22	$ 6